Taxation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of profit before income taxes
Non-PRC	$ 1,942	$ 1,384	$ (7,138)	$ 2,777	$ 3,241
PRC	2,490	(1,441)	(2,902)	2,478	(1,595)
Profit before income taxes	$ 4,432	$ (57)	$ (10,040)	$ 5,255	$ 1,646